Empower Core Strategies Flexible Bond Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	64 Months Ended	90 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)			1.76%	2.01%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		7.97%	0.53%		2.67%
Performance Inception Date	Jun. 25, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.26%	(0.62%)		1.63%
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.71%	(0.10%)		1.60%
Institutional | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)		2.12%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		7.61%	0.22%	0.33%
Performance Inception Date	Sep. 03, 2020
Investor | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.30%)